Property, Plant and Equipment - Additional Information (Detail) - 4G Wireless Assets [Member] - CNY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciable life of property plant and equipment			5 years
Depreciation and amortization reversal		¥ 19,685
Depreciation Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciable life of property plant and equipment	7 years